Schedule of Stockholders Equity (Details)	6 Months Ended
Sep. 30, 2015 USD ($)
Stockholders Equity Schedule Of Stockholders' Equity 1	$ 414,036
Stockholders Equity Schedule Of Stockholders' Equity 2	367,164
Stockholders Equity Schedule Of Stockholders' Equity 3	$ 781,200